UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-(877) 721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

FORM N-Q

AUGUST 31, 2014

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 92.3%
Education - 4.2%
California MFA Revenue, Biola University	5.625%	10/1/23	$2,000,000	$2,251,120
California State School Finance Authority, Educational Facilities Revenue, New Designs Charter School	5.250%	6/1/32	2,130,000	2,139,223
University of California Revenues, Limited Project	5.000%	5/15/26	2,500,000	2,956,175

Total Education				7,346,518

Health Care - 15.8%
ABAG, CA, Finance Authority for Nonprofit Corp. Revenue, Sharp Healthcare	6.000%	8/1/24	1,545,000	1,837,299
ABAG, CA, Finance Authority for Nonprofit Corp., Insured Senior Living Revenue:
Odd Fellows Home of California, CMI	5.000%	4/1/21	1,000,000	1,180,580
Odd Fellows Home of California, CMI	5.000%	4/1/23	1,000,000	1,195,270
Odd Fellows Home of California, CMI	5.000%	4/1/24	1,000,000	1,185,080
California Health Facilities Financing Authority Revenue, Catholic Healthcare West	5.125%	7/1/22	1,590,000	1,647,892
California Statewide CDA Revenue:
John Muir Health	5.000%	7/1/29	5,000,000	5,559,850
Lodi Memorial Hospital, CMI	5.000%	12/1/22	3,000,000	3,360,330
Methodist Hospital Project, FHA	6.250%	8/1/24	4,290,000	5,043,839
San Bernardino County, CA, COP, Arrowhead Project	5.125%	8/1/24	6,235,000	6,773,080

Total Health Care				27,783,220

Housing - 0.4%
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	650,000	652,535

Industrial Revenue - 8.5%
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/24	3,000,000	3,435,630
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	5,000,000	6,376,650
Southern California Public Power Authority:
Natural Gas Project Revenue, Project Number 1	5.250%	11/1/24	2,435,000	2,844,177
Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	2,339,740

Total Industrial Revenue				14,996,197

Leasing - 8.4%
Alameda County, CA, Joint Powers Authority Lease Revenue, AGM	5.000%	12/1/23	3,000,000	3,373,590
California State Public Works Board, Lease Revenue:
Refunding, Various California State University Project	5.450%	9/1/14	1,000,000	1,000,000
Various Capital Projects	5.250%	10/1/24	3,000,000	3,642,420
El Dorado, CA, Irrigation District, COP, AGM	5.375%	8/1/24	1,090,000	1,236,573
Long Beach, CA, Bond Finance Authority Lease Revenue	5.000%	8/1/23	1,535,000	1,780,124
Los Angeles, CA, Municipal Improvement Corp., Lease Revenue	5.000%	9/1/21	3,400,000	3,829,828

Total Leasing				14,862,535

Other - 3.1%
California State MFA Revenue, Goodwill Industry Sacramento Valley & Northern Nevada Project	5.750%	1/1/22	800,000	840,360
Lee Lake, CA, PFA Revenue:
Junior Lien	5.000%	9/1/25	390,000	411,969

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Other - 3.1% (continued)
Senior Lien	5.000%	9/1/22	$1,000,000	$1,132,820
Ontario, CA, Redevelopment Financing Authority Revenue:
Project Number 1 Centre City & Cimarron, NATL	5.250%	8/1/15	1,935,000	1,938,986
Project Number 1 Centre City & Cimarron, NATL	5.250%	8/1/16	1,060,000	1,062,003

Total Other				5,386,138

Power - 21.2%
Central Valley Financing Authority, CA, Cogeneration Project Revenue:
Carson Ice Generation Project	5.000%	7/1/17	1,000,000	1,100,820
Carson Ice Generation Project	5.000%	7/1/19	800,000	906,296
Carson Ice Generation Project	5.250%	7/1/20	1,000,000	1,152,270
M-S-R Public Power Agency, San Juan Project Revenue, AGM	5.000%	7/1/22	3,000,000	3,381,690
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/25	5,000,000	5,783,050
Northern, CA, Power Agency Revenue:
Hydroelectric Project Number One	5.000%	7/1/22	2,250,000	2,612,903
Hydroelectric Project Number One	5.000%	7/1/23	5,000,000	5,773,650
Hydroelectric Project Number One	5.000%	7/1/24	2,000,000	2,289,720
Lodi Energy Center	5.000%	6/1/25	4,000,000	4,592,640
Sacramento, CA, Cogeneration Authority Project Revenue, Procter & Gamble Project	5.000%	7/1/17	1,405,000	1,550,769
Turlock, CA, Irrigation District Revenue	5.000%	1/1/24	7,070,000	8,132,267

Total Power				37,276,075

Pre-Refunded/Escrowed to Maturity - 1.0%
California Health Facilities Financing Authority Revenue, Providence Health & Services System	6.250%	10/1/24	1,500,000	1,832,505	(a)

Solid Waste/Resource Recovery - 0.4%
Sunnyvale, CA, Solid Waste Revenue, Refunding, AMBAC	5.500%	10/1/14	605,000	606,506	(b)

Special Tax Obligation - 8.4%
Irvine, CA, Improvement Bond Act 1915, Limited Obligation Reassessment District No. 12-1	5.000%	9/2/24	600,000	677,910
Livermore, CA, RDA, Tax Allocation Revenue, Redevelopment Project Area, NATL	5.250%	8/1/15	810,000	811,547
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/24	1,600,000	1,317,824
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation:
Rancho Redevelopment Project Area	5.000%	9/1/26	1,850,000	2,207,938
Rancho Redevelopment Project Area	5.000%	9/1/27	1,700,000	2,012,613
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/18	4,500,000	5,095,485
Matching Fund Loan	5.000%	10/1/25	2,500,000	2,740,825

Total Special Tax Obligation				14,864,142

State General Obligation - 6.1%
California State, GO:
Various Purpose	5.000%	9/1/22	2,000,000	2,451,040
Various Purpose	5.000%	9/1/23	3,000,000	3,634,530
Various Purpose	5.000%	9/1/25	1,000,000	1,154,970
Various Purpose	5.000%	9/1/26	2,000,000	2,302,280
Puerto Rico Commonwealth, GO, Public Improvement	5.250%	7/1/23	1,500,000	1,215,315

Total State General Obligation				10,758,135

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - 9.7%
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	0.950%	5/1/23	$3,000,000	$3,002,340	(c)(d)
San Francisco Bay Area	1.150%	4/1/24	1,000,000	1,008,600	(c)(d)
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/21	2,575,000	3,115,750
Sacramento County, CA, Airport System Revenue	5.000%	7/1/25	1,000,000	1,158,790
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/24	5,665,000	6,475,265
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	2,000,000	2,296,620

Total Transportation				17,057,365

Water & Sewer - 5.1%
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	3,000,000	3,122,370	(e)
San Diego, CA, Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/20	5,000,000	5,902,800	(f)

Total Water & Sewer				9,025,170

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $148,258,955)				162,447,041

SHORT-TERM INVESTMENTS - 6.8%
Finance - 0.1%
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.200%	11/1/22	100,000	100,000	(g)(h)

General Obligation - 0.3%
Las Vegas Valley, NV, Water District, GO, Water Improvement, SPA-Dexia Credit Local	0.150%	6/1/36	300,000	300,000	(g)(h)
New York City, NY, GO:
LIQ-Dexia Credit Local	0.230%	4/1/35	100,000	100,000	(g)(h)
SPA-Dexia Credit Local	0.200%	8/1/28	100,000	100,000	(g)(h)

Total General Obligation				500,000

Health Care - 4.0%
Bucks County, PA, St. Mary Hospital Authority, Catholic Health, SPA-Landesbank Hessen-Thurigen	0.040%	3/1/32	1,100,000	1,100,000	(g)(h)
California Statewide CDA Revenue:
Kaiser Permanente	0.030%	4/1/45	800,000	800,000	(g)(h)
Kaiser Permanente	0.030%	4/1/46	1,000,000	1,000,000	(g)(h)
Rady Children’s Hospital, LOC-Northern Trust Co.	0.030%	8/15/36	2,100,000	2,100,000	(g)(h)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Health System	0.020%	12/1/43	400,000	400,000	(g)(h)
New Jersey State Health Care Facilities Financing Authority Revenue, Virtua Health Inc., LOC-Wells Fargo Bank N.A.	0.030%	7/1/33	700,000	700,000	(g)(h)
Rochester, MN, Health Care Facilities Revenue, Mayo Foundation, SPA-Bank of America N.A.	0.030%	8/15/32	900,000	900,000	(g)(h)

Total Health Care				7,000,000

Housing: Multi-Family - 0.4%
California Statewide CDA, MFH Revenue, Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.060%	3/15/32	500,000	500,000	(b)(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Housing: Multi-Family - 0.4% (continued)
Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Cutler Riverside Preservation Apartments, FHLMC, LIQ-FHLMC	0.070%	6/1/48	$300,000	$300,000	(b)(g)(h)

Total Housing: Multi-Family				800,000

Industrial Revenue - 0.7%
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.040%	2/1/34	1,300,000	1,300,000	(g)(h)

Water & Sewer - 1.3%
Calleguas-Las Virgenes, CA, Public Financing Authority Revenue, Municipal Water District Project, LOC-Wells Fargo Bank N.A.	0.030%	7/1/37	100,000	100,000	(g)(h)
Eastern Municipal Water District, Water & Sewer Revenue, COP, SPA-Wells Fargo Bank N.A.	0.030%	7/1/30	800,000	800,000	(g)(h)
Las Vegas Valley, NV, Water District, GO, Water Improvement, SPA-Dexia Credit Local	0.150%	6/1/36	400,000	400,000	(g)(h)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Dexia Credit Local	0.200%	6/15/32	1,000,000	1,000,000	(g)(h)

Total Water & Sewer				2,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $12,000,000)				12,000,000

TOTAL INVESTMENTS - 99.1% (Cost - $160,258,955#)				174,447,041
Other Assets in Excess of Liabilities - 0.9%				1,573,611

TOTAL NET ASSETS - 100.0%				$176,020,652

(a)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2014

Ratings Table*
Standard & Poor’s/Moody’s/Fitch**

AA/Aa	43.3%
A	37.4
BBB/Baa	9.4
BB/Ba	1.9
A-1/VMIG 1	6.9
NR	1.1

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$162,447,041	—	$162,447,041

Short-term investments†	—	12,000,000	—	12,000,000

Total investments	—	$174,447,041	—	$174,447,041

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$58,286	—	—	$58,286

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Fund concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting California.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,726,887
Gross unrealized depreciation	(538,801)

Net unrealized appreciation	$14,188,086

Notes to Schedule of Investments (unaudited) (continued)

At August 31, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	59	12/14	$8,207,245	$8,265,531	$(58,286)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at August 31, 2014.

Futures Contracts
Primary Underlying Risk	Unrealized Depreciation
Interest Rate Risk	$(58,286)

During the period ended August 31, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$7,132,744

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	October 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	October 22, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 22, 2014